Share-based Payment	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based Payment

Note 7—Share-based Payment

As an incentive to employees, members of the Board and select consultants, the Company has established warrant programs. In December 2021, the Company established a Restricted Stock Unit programs (“RSU program”), and in March 2023, a Performance Stock Unit program. All programs are classified as equity-settled share-based payment transactions.

Restricted Stock Unit Program

Restricted Stock Units (“RSUs”) are granted by the Board in accordance with authorizations given to it by the shareholders of Ascendis Pharma A/S to the Executive Board, select employees and members of the Board (“RSU-holders”) in accordance with the Company’s RSU Program adopted in December 2021. Further, RSUs may be granted to select consultants. One RSU represents a right for the RSU-holder to receive one ADS of Ascendis Pharma A/S upon vesting if the vesting conditions are met or waived by the Board at its discretion. ADSs underlying RSUs are treasury shares that have been repurchased in the market.

Performance Stock Unit Program

Performance Stock Units (“PSUs”) are granted by the Board to certain members of senior management and the Executive Board (the “PSU-holders”). In addition, PSUs may be granted to other employees, select consultants and members of the Board. PSUs were granted for the first time in March 2023. One PSU represents a right for the PSU-holder to receive one ADS of Ascendis Pharma A/S upon vesting.

Vesting Conditions

RSUs granted vest over a predetermined service period, and accordingly require RSU-holders to be employed, or provide a specified period of service. RSUs vest over three years with 1/3 of the RSUs vesting on each anniversary date from the date of grant. RSUs generally cease to vest from the date of termination of employment, or for the Board, termination of board membership, whereas unvested RSUs will lapse. In addition, vesting may be contingent upon additional vesting criteria (non-market performance conditions).

PSUs vest in a manner similar to the service conditions of the RSUs; however, vesting is also contingent upon achievement of performance targets (non-market performance conditions) as determined by the Board, provided that no more than 10% of each tranche may be directly attributable to accomplishment of financial results achieved in the financial year prior to the vesting date. Exceeding performance targets will not result in granting of additional ADSs.

RSUs and PSUs generally cease to vest from the date of termination of employment or board membership, as applicable, whereas unvested RSUs or PSUs will be forfeited. The Board may at its discretion and on an individual basis decide to deviate from the vesting conditions, including deciding to accelerate vesting in the event of termination of employment or board membership, as applicable.

Settlement Options

All RSUs and PSUs are settled at the time of vesting by transfer of treasury shares that are ADSs repurchased in the market. In jurisdictions where the Company is required to withhold and settle tax with the tax authority on behalf of the RSU/PSU-holders, the Company withholds the number of RSUs or PSUs that are equal to the estimated monetary value of the RSU/PSU-holders tax obligation from the total number of RSUs or PSUs that otherwise would have been transferred to the RSU/PSU holder upon vesting. These settlements are presented as “Net settlement under stock incentive programs” in the consolidated statement of equity.

Upon vesting, the Company may at its sole discretion choose to make a cash settlement instead of delivering ADSs.

Adjustments

RSU-holders and PSU-holders are entitled to an adjustment of the number of RSUs or PSUs granted, in the event of certain corporate changes, including among other events, increases or decreases to the share capital at a price below or above market value, the issuance of bonus shares, and changes in the nominal value of each share. In addition, The RSU and PSU Programs contain provisions to accelerate vesting, or compensate with grant of new equity instruments, in the event of restructuring events including change in control events.

RSU and PSU Activity

The following table specifies the number of RSUs and PSUs granted and outstanding:

	Restricted Stock Units	Performance Stock Units	Total
	(Number)
Outstanding at January 1, 2021	—	—	—
Granted during the period (1)	148,148	—	148,148
Outstanding at December 31, 2021	148,148	—	148,148
Transferred during the period	(41,685)	—	(41,685)
Forfeited during the period	(23,971)	—	(23,971)
Outstanding at December 31, 2022	82,492	—	82,492
Granted during the period (1)	609,860	112,268	722,128
Settled during the period	(18,132)	—	(18,132)
Transferred during the period	(20,098)	—	(20,098)
Forfeited during the period	(77,497)	(7,245)	(84,742)
Outstanding at December 31, 2023	576,625	105,023	681,648
Specified by vesting date
2024	217,615	35,007	252,622
2025	179,482	35,008	214,490
2026	179,528	35,008	214,536
Outstanding at December 31, 2023	576,625	105,023	681,648
(1)
The fair value of one RSU at the date of grant was €123.46 and €105.96 for the year ended December 31, 2021 and December 31, 2023, respectively. PSUs were granted for the first time in 2023. The fair value of one PSU at the date of grant was €105.96.

Warrant program

Warrants are granted by the Board in accordance with authorizations given to it by the shareholders of Ascendis Pharma A/S to all employees, members of the Board of Directors and select consultants (“warrantholders”). Each warrant carries the right to subscribe for one ordinary share of a nominal value of DKK 1. The exercise price is equal to the fair market value of the Company’s ordinary shares at the time of grant as determined by the Board of Directors. Vested warrants may be exercised in two or four annual exercise periods as described below. Apart from exercise prices, exercise periods and vesting conditions for board members, the programs are similar.

Vesting Conditions

Warrants granted vest over a predetermined service period and require warrantholders provide a specified period of service. Warrants generally cease to vest from the date of termination in the event that (i) the employee terminates the employment contract and the termination is not a result of breach of the employment terms by the Company, or (ii) in the event that the Company terminates the employment contract and the employee has given the Company good reason to do so. In relation to board members, the vesting shall cease on the termination date of the board membership regardless of the reason. In relation to consultants, the vesting shall cease on the termination date of the consultancy relationship. The warrantholder will, however, be entitled to exercise vested warrants in the first exercise period after termination.

In the event that the employment contract is terminated, and the employee has not given the Company good reason to do so, the warrantholder may keep the right to continued vesting and exercise of warrants as if the employment was still in effect. In such case, any expense not yet recognized for the outstanding warrants is recognized immediately.

Warrants granted until November 2021

Warrants granted from 2012 until November 2021, generally vest over 48 months with 1/48 of the warrants vesting per month from the date of grant. However, effective from January 2015, certain warrants granted to board members vest over 24 months with 1/24 of the warrants vesting per month from the date of grant.

Warrants granted from December 2021

For warrants granted to employees and consultants, 25% of the warrants vest one year after the date of grant, and the remaining 75% of the warrants granted vest over 36 months, with 1/36 of the warrants vesting per month, from one year after the date of grant.

For warrants granted to board members upon the board members accession, 25% of the warrants granted vest one year after the date of grant, and the remaining 75% of the warrants granted shall vest over 36 months, with 1/36 per month from one year after the date of grant. Regarding subsequent grants of warrants to board members, 50 % of the warrants vest one year after the date of grant, and the remaining 50% of the warrants vest over 12 months, with 1/12 per month from one year after the date of grant.

Exercise Periods

Vested warrants may be exercised during certain exercise periods each year, within certain periods after publication of earnings data of a fiscal quarter, interim and annual reports, as per each program's terms and conditions.

Warrants expire ten years after the grant date. Warrants not exercised by the warrantholder during the last exercise period shall become null and void without further notice or compensation or payment of any kind to the warrantholder. If the warrantholder is a consultant, advisor or board member, the exercise of warrants is conditional upon the warrantholder’s continued service to the Company at the time the warrants are exercised. If the consultant’s, advisor’s or board member’s relationship with the Company should cease without this being attributable to the warrantholder’s actions or omissions, the warrantholder shall be entitled to exercise vested warrants in the pre-defined exercise periods.

Adjustments

Warrantholders are entitled to an adjustment of the number of warrants issued and/or the exercise price applicable in the event of certain corporate changes. Events giving rise to an adjustment include, among other things, increases or decreases to the share capital at a price below or above market value, the issuance of bonus shares, changes in the nominal value of each share, and payment of dividends in excess of 10% of the Company’s equity.

Warrant Activity

The following table specifies the number and weighted average exercise prices of, and movements, in warrants:

	Warrants (number)	Weighted Average Exercise Price (EUR)
Outstanding at January 1, 2021	6,148,004	69.97
Granted during the year	1,445,981	122.03
Exercised during the year (1)	(312,296)	38.43
Forfeited during the year	(196,616)	119.58
Outstanding at December 31, 2021	7,085,073	80.30
Vested at the reporting date	4,022,011	52.63
Granted during the year	357,092	100.40
Exercised during the year (1)	(214,613)	21.83
Forfeited during the year	(363,541)	123.62
Outstanding at December 31, 2022	6,864,011	81.30
Vested at the reporting date	4,972,026	66.34
Granted during the year	395,275	91.07
Exercised during the year (1)	(555,144)	17.76
Forfeited during the year	(180,358)	115.79
Outstanding at December 31, 2023	6,523,784	86.38
Vested at the reporting date	5,273,056	80.02
(1)
The weighted average share price (listed in $) at the date of exercise was €98.10, €113.60 and €124.62 for the years ended December 31, 2023, 2022 and 2021, respectively.

At December 31, 2023, the Board of Directors was authorized to grant up to 1,564,221 additional warrants to employees, board members and select consultants without preemptive subscription rights for the shareholders of Ascendis Pharma A/S.

The following table specifies the weighted average exercise prices and weighted average remaining contractual life for outstanding warrants at December 31, 2023 per grant year.

	Outstanding Warrants (Number)	Weighted Average Exercise Price (EUR)	Weighted Average Remaining Life (months)
Granted before January 1, 2021	4,717,462	75.54	60
Granted in 2021	1,135,647	121.77	94
Granted in 2022	296,480	100.28	102
Granted in 2023	374,195	90.73	113
Outstanding at December 31, 2023	6,523,784	86.38	71

At December 31, 2023, the exercise prices of outstanding warrants under the Company’s warrant programs range from €11.98 to €145.50 depending on the grant dates.

The range of exercise prices for outstanding warrants was €6.48 to €145.50 for the years ended December 31, 2022 and 2021. The weighted average remaining life for outstanding warrants was 77 months and 87 months, for the financial years ended December 31, 2022 and 2021, respectively.

Warrant Compensation Costs

Warrant compensation costs are recognized in the consolidated statements of profit or loss over the vesting period of the warrants granted.

Warrant compensation costs are determined with basis in the grant date fair value of the warrants granted and recognized over the vesting period. Fair value of the warrants is calculated at the grant dates by use of the Black-Scholes Option Pricing model with the following assumptions: (1) an exercise price equal to the estimated market price of the Company’s shares at the date of grant; (2) an expected lifetime of the warrants determined as a weighted average of the time from grant date to date of becoming exercisable and from grant date to expiry of the warrants; (3) a risk-free interest rate equaling the effective interest rate on a Danish government bond with the same lifetime as the warrants; (4) no payment of dividends; and (5) an expected volatility using the Company’s own share price (from 2021).

The following table summarizes the input to the Black-Scholes Option Pricing model and the calculated fair values for warrant grants in 2023, 2022 and 2021:

	2023	2022	2021
Expected volatility	49-51%	48-49%	48 – 49%
Risk-free interest rate	2.40 - 2.97%	(0.08) - 2.54%	(0.54)–(0.27)%
Expected life of warrants (years)	6.0	6.0	6.0
Weighted average exercise price	€91.07	€100.40	€122.03
Fair value of warrants granted in the year	€37.34 - 52.03	€36.55 - 60.85	€45.91 – 64.28